Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value
Financial assets and liabilities at fair value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 109,520,495	$ -	$ 109,520,495
Short-Term Money Market Fund*	3,885,215	-	3,885,215
Exchange-Traded Futures Contracts
Energies	(136,736)	-	(136,736)
Grains	(62,943)	-	(62,943)
Interest rates	(975,053)	-	(975,053)
Livestock	14,190	-	14,190
Metals	988,769	-	988,769
Softs	13,216	-	13,216
Stock indices	3,055,618	-	3,055,618

Total exchange-traded futures contracts	2,897,061	-	2,897,061

Over-the-Counter Forward Currency Contracts	-	22,499	22,499

Total futures and forward currency contracts (2)	2,897,061	22,499	2,919,560

Total financial assets at fair value	$ 116,302,771	$ 22,499	$ 116,325,270

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 27,509,188
Investments in U.S. Treasury notes			82,011,307
Total investments in U.S. Treasury notes			$ 109,520,495

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,134,932
Net unrealized depreciation on open futures and forward currency contracts			(215,372)
Total unrealized appreciation on open futures and forward currency contracts			$ 2,919,560

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets and liabilities at fair value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 140,129,804	$ -	$ 140,129,804
Short-Term Money Market Fund*	2,041,883	-	2,041,883
Exchange-Traded Futures Contracts
Energies	(144,051)	-	(144,051)
Grains	(53,268)	-	(53,268)
Interest rates	652,599	-	652,599
Livestock	(3,220)	-	(3,220)
Metals	(205,782)	-	(205,782)
Softs	194,020	-	194,020
Stock indices	907,648	-	907,648

Total exchange-traded futures contracts	1,347,946	-	1,347,946

Over-the-Counter Forward Currency Contracts	-	204,213	204,213

Total futures and forward currency contracts (2)	1,347,946	204,213	1,552,159

Total financial assets at fair value	$ 143,519,633	$ 204,213	$ 143,723,846

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 28,396,041
Investments in U.S. Treasury notes			111,733,763
Total investments in U.S. Treasury notes			$ 140,129,804

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 2,496,110
Net unrealized depreciation on open futures and forward currency contracts			(943,951)
Total unrealized appreciation on open futures and forward currency contracts			$ 1,552,159

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.